Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Allocated shares	123,241	104,649
Shares committed to be released	9,338	9,338
Unearned shares	156,787	156,700
Total ESOP shares	180,186	180,273
Fair value of unearned shares at End of period (dollars in thousands)	$ 374	$ 560